INCOME TAXES. (Details 3) $ in Thousands	Dec. 31, 2018 USD ($)
Federal [Member]
Non-expiring NOLs	$ 31,641
Net operating loss carryforward	183,212
Federal [Member] | 2019-2023 [Member]
Net operating loss carryforward
Federal [Member] | 2024-2028 [Member]
Net operating loss carryforward	12,256
Federal [Member] | 2029-2033 [Member]
Net operating loss carryforward	98,360
Federal [Member] | 2034 and After [Member]
Net operating loss carryforward	40,955
State [Member]
Non-expiring NOLs
Net operating loss carryforward	166,032
State [Member] | 2019-2023 [Member]
Net operating loss carryforward
State [Member] | 2024-2028 [Member]
Net operating loss carryforward	20,217
State [Member] | 2029-2033 [Member]
Net operating loss carryforward	49,947
State [Member] | 2034 and After [Member]
Net operating loss carryforward	$ 95,868